As filed with the Securities and Exchange Commission on May 7, 2002



                                      Securities Act Registration No. 333-73926

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-14
          REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]
          Pre-Effective Amendment No.                                [ ]
          Post-Effective Amendment No. 1                             [X]
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                       (Check appropriate box or boxes)


             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
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              (Exact Name of Registrant as Specified in Charter)

                                1 (800) 321-8563
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                 (Registrant's Area Code and Telephone Number)

                One Franklin Parkway, San Mateo, CA 94403-1906
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   (Address of Principal Executive Offices: Number, Street, City, State, Zip
                                     Code)

                     Karen L. Skidmore, Assistant Secretary
                                (650) 312-5651
                One Franklin Parkway, San Mateo, CA 94403-1906
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(Name and Address of Agent for Service, Number, Street, City, State, Zip Code)


Title of securities being registered: Shares of Beneficial Interest, Par Value $0.01 Per Share of Franklin Growth and Income Securities Fund.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

                                     PART A
      Part A of the Franklin Templeton Variable Insurance Products Trust N-14 is incorporated by reference to the electronic filing made pursuant to Rule 497(b) under the Securities Act of 1933 and to Rule 14a-6(b) under the Securities Exchange Act of 1934, on January 18, 2002, File No. 333-73926.

                                     PART B

      Part B of the Franklin Templeton Variable Insurance Products Trust N-14 is incorporated by reference to the electronic filing made pursuant to Rule 497(b) under the Securities Act of 1933 and to Rule 14a-6(b) under the Securities Exchange Act of 1934, on January 18, 2002, File No. 333-73926.

PART C.    OTHER INFORMATION

ITEM 15.   INDEMNIFICATION

      Please see the Agreement and Declaration of Trust and By-Laws previously filed as exhibits and incorporated herein by reference.

      Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS (Incorporated by reference to prior filings, except as noted)

(1)   copies of the charter of the registrant as now in effect;

          (i)   Agreement and Declaration of Trust dated April 20, 1988
                Filing: Post-Effective Amendment No. 16 to Registration Statement of Registrant on Form N-1A
                File No. 33-23493
                Filing Date: August 19, 1995

          (ii) Certificate of Amendment of Agreement and Declaration of Trust dated October 21, 1988
                Filing: Post-Effective Amendment No. 16 to Registration Statement of Registrant on Form N-1A
                File No. 33-23493
                Filing Date: August 19, 1995

          (iii) Certificate of Amendment of Agreement and Declaration of Trust
                Filing: Post-Effective Amendment No. 26 to Registration Statement of Registrant on Form N-1A
                File No. 33-23493
                Filing Date:  November 30, 1998

          (iv) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Valuemark Funds filed on July 1, 1999
                Filing: Post-Effective Amendment No. 33 to Registration Statement of the Registrant on Form N-1A
                File No. 33-23493
                Filing Date:  April 29, 2000

(2) copies of the existing bylaws or corresponding instruments of the registrant;

          (i)   By-Laws
                Filing: Post-Effective Amendment No. 16 to Registration Statement of Registrant on Form N-1A
                File No. 33-23493
                Filing Date: August 19, 1995

          (ii)  Certificate of Amendment of By-Laws dated May 16, 1995
                Filing: Post-Effective Amendment No. 16 to
                Registration Statement of Registrant on Form N-1A
                File No. 33-23493
                Filing Date: August 19, 1995

(3) copies of any voting trust agreement affecting more than 5% of any class of equity securities of registrant;

           Not Applicable

(4) copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

         (i) Franklin Templeton Variable Insurance Products Trust Plan of Reorganization of Templeton Natural Resources Securities Fund and Franklin Growth and Income Securities Fund, included as Exhibit A of Part A of the Prospectus and Proxy Statement.
               Filing:  Rule 497
               File No. 333-73926
               Filing Date:  January 18, 2002

(5) specimens or copies of each security being registered, including copies of all constituent instruments defining the rights of holders of the securities;

           Not Applicable

(6) copies of all investment advisory contracts relating to the management of the assets of the registrant;

          (i) Management Agreement between Registrant and Franklin Advisers, Inc. dated January 24, 1989
                Filing: Post-Effective Amendment No. 16 to Registration Statement of Registrant on Form N-1A
                File No. 33-23493
                Filing Date: August 19, 1995

          (ii)  Addendum to Investment Management Agreement dated March 14, 1989
                Filing: Post-Effective Amendment No. 16 to Registration Statement of the the Registrant on Form N-1A
                File No. 33-23493
                Filing Date: August 19, 1995

 (7) copies of each underwriting or distribution contract between the registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

           (i) Distribution Agreement between the Registrant and Franklin Templeton Distributors, Inc.
                Filing: Post-Effective Amendment No. 26 to Registration Statement of Registrant on Form N-1A
                File No. 33-23493
                Filing Date:  November 30, 1998

(8) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the registrant in their capacity as such.

           Not Applicable

(9) copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act, for securities and similar investments of the registrant, including the schedule or remuneration;

          (i) Master Custody Agreement between the Registrant and the Bank of New York, dated February 16, 1996
                Filing: Post-Effective Amendment No. 19 to Registration Statement of the Registrant on Form N-1A
                File No. 33-23493
                Filing Date: April 24, 1996

          (ii) Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996.
                Filing: Post-Effective Amendment No. 19 to Registration Statement of the Registrant on Form N-1A
                File No. 33-23493
                Filing Date: April 24, 1996

          (iii) Amendment to Master Custody Agreement between the Registrant and the Bank of New York, dated April 1, 1996
                Filing: Post-Effective Amendment No. 23 to Registration Statement of the Registrant on Form N-1A
                File No. 33-23493
                Filing Date: April 29, 1997

          (iv) Letter Agreement between the Registrant and the Bank of New York, dated April 22, 1996
                Filing: Post-Effective Amendment No. 19 to Registration Statement of the Registrant on Form N-1A
                File No. 33-23493
                Filing Date: April 24, 1996

          (v) Amendment dated as of May 16, 2001 to the Master Custody Agreement dated as of February 16, 1996 between Registrant and Bank of New York
                Filing: Registration/Proxy Statement of Registrant on Form N-14 File No. 333-73926
                Filing Date:  November 21, 2001

(10) copies of any plan entered into by registrant pursuant to rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of a meeting of the minutes of the registrant's directors describing any action taken to revoke the plan;

          (i) Class 2 Distribution Plan pursuant to Rule 12b-1for all series of the Registrant
                Filing: Post Effective Amendment No. 26 to Registration Statement of the Registrant on Form N-1A
                File No. 33-23493
                Filing Date  November 30, 1998

          (ii) Multiple Class Plan pursuant to Rule 18f-3 for all series of the Registrant,
                Filing: Post-Effective No. 26 Registration Statement of the Registrant on Form N-1A
                File No. 33-23493
                Filing Date:  November 30, 1998

(11) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

           (i)  Legal Opinion, Securities Act of 1933, dated February 5, 1999
                Filing: Post-Effective Amendment No. 27 to Registration Statement of Registrant on Form N-1A
                File No. 33-23493
                Filing Date: February 25, 1999

          (ii)  Consent to Use of Opinion, dated November 16, 2001
                Filing: Registration/Proxy Statement of Registrant on Form N-14 File No. 333-73926
                Filing Date:  November 21, 2001

(12) an opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

          (i)  Opinion of Jorden Burt LLP regarding tax matters and consequences

(13) copies of all material contracts of the registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

           Not Applicable

(14) copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by
      Section 7 of the 1933 Act;

           (i) Consent of Independent Auditors with respect to Franklin Natural Resources Securities Fund
                Registration/Proxy Statement of Registrant on Form N-14 File No. 333-73926
                Filing Date:  November 21, 2001

           (ii) Consent of Independent Auditors with respect to Franklin
                Growth and Income Securities Fund
                Filing: Registration/Proxy Statement of Registrant on Form N-14 File No. 333-73926
                Filing Date:  November 21, 2001

(15)  all financial statements omitted pursuant to Item 14(a)(1);

           Not Applicable

(16) manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

          (i)   Power of Attorney
                Filing:  Registration/Proxy Statement of Registrant on Form
                N-14
                File No. 333-73926
                Filing Date:  November 21, 2001

(17)  any additional exhibits which the registrant may wish to file.

          (i)   Form of Voting Instruction Card
                Filing:  Rule 497
                File No. 333-73926
                Filing Date:  January 18, 2002


ITEM 17. UNDERTAKINGS.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

As required by the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Mateo and the State of California, on the 7th day of May, 2002.

                                  FRANKLIN TEMPLETON VARIABLE
                                  INSURANCE PRODUCTS TRUST


                                  By  /S/ CHARLES E. JOHNSON*
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                                      Charles E. Johnson, Principal
                                      Executive Officer and Trustee

      Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity on the dates indicated.


CHARLES E. JOHNSON*                 Principal Executive Officer and
Charles E. Johnson                  Trustee
                                    Dated: May 7, 2002

MARTIN L. FLANAGAN*                 Principal Financial Officer
Martin L. Flanagan                  Dated: May 7, 2002

KIMBERLY H. MONASTERIO*             Principal Accounting Officer
Kimberley H. Monasterio             Dated: May 7, 2002

FRANK H. ABBOTT III*                Trustee
Frank H. Abbott III                 Dated: May 7, 2002

HARRIS J. ASHTON*                   Trustee
Harris J. Ashton                    Dated: May 7, 2002


S. JOSEPH FORTUNATO*                Trustee
S. Joseph Fortunato                 Dated: May 7, 2002


ROBERT F. CARLSON*                  Trustee
Robert F. Carlson                   Dated: May 7, 2002


CHARLES B. JOHNSON*                 Trustee
Charles B. Johnson                  Dated: May 7, 2002


RUPERT H. JOHNSON, JR.*             Trustee
Rupert H. Johnson, Jr.              Dated: May 7, 2002


FRANK W. T. LAHAYE*                 Trustee
Frank W. T. LaHaye                  Dated: May 7, 2002


GORDON S. MACKLIN*                  Trustee
Gordon S. Macklin                   Dated: May 7, 2002


CHRISTOPHER H. PINKERTON*           Trustee
Christopher H. Pinkerton            Dated: May 7, 2002


/s/ Karen L. Skidmore
* By KAREN L. SKIDMORE, ATTORNEY-IN-FACT
(Pursuant to Power of Attorney previously filed)


             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                           N-14 REGISTRATION STATEMENT
                                  EXHIBIT INDEX

EXHIBIT NO.                         DESCRIPTION

EX-99.(12)(i)                       Opinion and Consent of Counsel Supporting
                                    Tax Matters and Consequences to
                                  Shareholders